Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table sets forth the computation of basic and diluted loss per Class A common stock and Class B common stock (in thousands, except for share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net loss – Basic and Diluted	$(79,595)	$(20,157)	$(133,187)	$(35,679)
Denominator:
Weighted average common shares outstanding – Basic and Diluted	385,945,332	289,823,175	371,519,800	284,054,689
Net loss per share attributable to common stockholders – Basic and Diluted	$(0.21)	$(0.07)	$(0.36)	$(0.13)

	Year Ended December 31,
	2020	2019	2018
	(Restated)
Numerator:
Net loss – basic and diluted	$(145,510)	$(23,605)	$(27,780)
Denominator:
Weighted average common shares outstanding – basic and diluted	294,549,146	261,228,108	236,040,717
Net loss per share attributable to common stockholders – basic and diluted	$(0.49)	$(0.09)	$(0.12)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following outstanding common stock equivalents were considered antidilutive, and therefore, excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented (share numbers are not in thousands):

	Number of Securities Outstanding at
	June 30,
	2021	2020
Common and preferred stock warrants	7,623,436	4,865,722
Common stock options	44,929,906	40,075,953
Restricted stock units	3,147,553	—
Total	55,700,895	44,941,675

The following outstanding common stock equivalents were considered antidilutive, and therefore, excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented (share numbers are not in thousands):

	Number of Securities
	Outstanding at December 31,
	2020	2019	2018
Convertible promissory notes	—	—	12,099,120
Common and preferred stock warrants	22,314,778	3,635,180	3,087,307
Common stock options	51,735,883	37,206,199	30,911,188
Restricted stock units	341,256	—	—
Earnout shares	10,000,000	—	—
Total	84,391,917	40,841,379	46,097,615